PROVISIONS, CONTINGENCIES AND COMMITMENTS (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of Other Provisions, Contingent Liabilities and Commitments [Abstract]
Disclosure of Changes in Provisions

	Balance at December 31, 2022	Additions[1]	Deductions/ Payments	Effects of foreign exchange and other movements	Balance at December 31, 2023
Environmental	566	113	(76)	17	620
Emission obligations	522	3	(486)	(10)	29
Asset retirement obligations	349	21	(3)	13	380
Site restoration	152	8	(17)	4	147
Staff related obligations	137	50	(29)	4	162
Voluntary separation plans	23	8	(17)	18	32
Litigation and other (see note 9.3)	289	66	(62)	56	349
Tax claims	73	16	(14)	6	81
Other legal claims	216	50	(48)	50	268
Commercial agreements and onerous contracts	28	6	(6)	1	29
Other	341	85	(117)	8	317
	2,407	360	(813)	111	2,065
Short-term provisions	1,101				588
Long-term provisions	1,306				1,477
	2,407				2,065

	Balance at December 31, 2021	Additions[1]	Deductions/ Payments	Effects of foreign exchange and other movements	Balance at December 31, 2022
Environmental	595	59	(61)	(27)	566
Emission obligations	492	477	(443)	(4)	522
Asset retirement obligations	397	22	(41)	(29)	349
Site restoration	220	—	(54)	(14)	152
Staff related obligations	120	40	(29)	6	137
Voluntary separation plans	31	3	(18)	7	23
Litigation and other (see note 9.3)	323	53	(103)	16	289
Tax claims	79	9	(24)	9	73
Other legal claims	244	44	(79)	7	216
Commercial agreements and onerous contracts	23	9	(4)	—	28
Other	361	84	(124)	20	341
	2,562	747	(877)	(25)	2,407
Short-term provisions	1,064				1,101
Long-term provisions	1,498				1,306
	2,562				2,407
1.Additions exclude provisions reversed or utilized during the same year.
Disclosure of Other Long-term Obligations

	Balance at December 31,
	2023	2022
Derivative financial instruments (notes 6.1 and 6.3)	76	45
Payable from acquisition of financial assets	125	85
Unfavorable contracts	233	92
Income tax payable	185	202
Put option liability ArcelorMittal Texas HBI (note 11.5.2)	158	181
Put option liability Sonasid (note 11.5.2)	116	122
Other	168	187
Total	1,061	914

Schedule of Commitments

	December 31,
	2023	2022
Commitments related to purchases of raw materials and energy	11,346	11,668
Guarantees, pledges and other collateral	8,888	8,470
Capital expenditure commitments	2,799	2,930
Other commitments	1,374	1,533
Total	24,407	24,601